Subsequent Events (Details) $ / shares in Units, $ in Thousands																	12 Months Ended
	Oct. 01, 2024 shares	Oct. 01, 2023 shares	Mar. 29, 2023 USD ($) Installment	Mar. 27, 2023 $ / shares shares	Mar. 14, 2023 $ / shares	Mar. 02, 2023 USD ($) Installment	Feb. 24, 2023 USD ($)	Feb. 16, 2023	Feb. 09, 2023 USD ($)	Jan. 30, 2023 $ / shares	Jan. 10, 2023 $ / shares shares	Jan. 03, 2023 USD ($)	Nov. 30, 2022 $ / shares	Mar. 10, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jun. 25, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsequent Events [Abstract]
Repayment of convertible notes | $																	$ 10,000	$ 13,950	$ 0
Reverse stock split ratio																0.0625
Prepayment of principal amount | $																	$ 89,698	$ 132,058	$ 52,514
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)																	883,700	670,000
Weighted average grant date fair value (in dollars per share) | $ / shares																	$ 8.25	$ 9.1
Shares vested (in shares)																	812,133	451,877
Quarterly Dividend for Q3-2022 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared													Nov. 30, 2022
Dividend payable per share (in dollars per share) | $ / shares													$ 0.25
Dividend payable, date of payment													Jan. 30, 2023
Dividend payable, date of record													Dec. 28, 2022
Second JDH Note [Member]
Subsequent Events [Abstract]
Repayment of convertible notes | $														$ 5,000	$ 5,000
Class E Warrants [Member]
Subsequent Events [Abstract]
Number of warrants outstanding (in shares)																	8,532,713
Subsequent Event [Member]
Subsequent Events [Abstract]
Reverse stock split ratio								0.1	0.1
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				1,823,800
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 5.22
Shares vested (in shares)				607,974
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares)	607,913	607,913
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				400,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				930,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				433,800
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				60,000
Subsequent Event [Member] | Quarterly Dividend for Q3-2022 [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares										$ 0.25
Dividend payable, date of payment										Jan. 30, 2023
Dividend payable, date of record										Dec. 28, 2022
Subsequent Event [Member] | Quarterly Dividend for Q4 2022 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared					Mar. 14, 2023
Dividend payable per share (in dollars per share) | $ / shares					$ 0.025
Dividend payable, date of payment					Apr. 25, 2023
Dividend payable, date of record					Mar. 31, 2023
Subsequent Event [Member] | Second JDH Note [Member]
Subsequent Events [Abstract]
Repayment of convertible notes | $												$ 8,000
Subsequent Event [Member] | ABB Loan Facility [Member]
Subsequent Events [Abstract]
Prepayment of principal amount | $							$ 6,800		$ 6,100
Subsequent Event [Member] | Danish Ship Finance Loan Facility [Member]
Subsequent Events [Abstract]
Borrowing capacity | $						$ 15,750
Interest rate						2.65%
Adjustment to interest rate						0.05%
Term of loan						5 years
Balloon payment | $						$ 2,930
Subsequent Event [Member] | Danish Ship Finance Loan Facility [Member] | SOFR [Member]
Subsequent Events [Abstract]
Term of variable rate						3 months
Subsequent Event [Member] | Danish Ship Finance Loan Facility [Member] | Eight Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment						8
Frequency of periodic payment						quarterly
Installment payment | $						$ 725
Subsequent Event [Member] | Danish Ship Finance Loan Facility [Member] | Last Twelve Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment						12
Frequency of periodic payment						quarterly
Installment payment | $						$ 585
Subsequent Event [Member] | Evahline Sale and Leaseback [Member]
Subsequent Events [Abstract]
Interest rate			2.80%
Term of loan			6 years
Face amount | $			$ 19,000
Number of consecutive payment installments | Installment			72
Installment payment | $			$ 264
Subsequent Event [Member] | Evahline Sale and Leaseback [Member] | SOFR [Member]
Subsequent Events [Abstract]
Term of variable rate			3 months
Subsequent Event [Member] | Class E Warrants [Member]
Subsequent Events [Abstract]
Tender offer price per share (in dollars per share) | $ / shares											$ 0.2
Number of warrants tendered (in shares)											4,038,114
Percentage of warrants tendered											47.00%
Number of warrants outstanding (in shares)											4,494,599